Income tax (expenses) / benefits - Summary of tax losses carried forward (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Tax losses carried forward
Unused tax losses for which no deferred tax asset recognised	€ 1,209,346	€ 1,041,334
Expiry within 5 years
Tax losses carried forward
Unused tax losses for which no deferred tax asset recognised	59,018	56,202
Expiry over 5 years
Tax losses carried forward
Unused tax losses for which no deferred tax asset recognised	168,994	146,774
No expiration
Tax losses carried forward
Unused tax losses for which no deferred tax asset recognised	€ 981,334	€ 838,358